Leases - Schedule of Future Lease Payments Under Operating Leases (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025		Dec. 31, 2024
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2025	¥ 2,028		¥ 2,075
FY2026	1,246		1,860
FY2027	779		1,143
FY2028	465		714
FY2029	319		426
FY2030			293
Total future lease payment	5,974		6,511
less: imputed interest	(2,060)		(531)
Represent value of future lease payments	¥ 3,914	[1]	¥ 5,980	[2]

[1]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB981 (US$137) and RMB2,933 (US$409) as of June 30, 2025.
[2]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,843 (US$252) and RMB4,137 (US$567) for the fiscal year ended December 31, 2024, respectively.